Employee Benefits - Employee Benefit Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Defined Benefit Plans [Line Items]
Employee benefit cost	$ 7,168	$ 6,468	$ 6,034
Employee Benefit Cost
Disclosure Of Defined Benefit Plans [Line Items]
Salaries and bonus	7,020	6,338	5,910
Defined benefit plans	48	44	40
Defined benefit plans	100	86	84
Employee benefit cost	$ 7,168	$ 6,468	$ 6,034